LEASE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2023
LEASE LIABILITIES
Lease obligations
$
Balance, June 30, 2021	3,328,645
Additions during the year	2,227,188
Interest expense	532,773
Lease payments	(985,192)
Extinguishment of the lease liability	(213,329)
Foreign exchange translation	23,894
Balance, June 30, 2022	4,913,979
Additions during the year	-
Interest expense	473,136
Lease payments	(1,023,517)
Extinguishment of the lease liability	(1,598,497)
Foreign exchange translation	59,392
Balance, June 30, 2023	2,824,493

Schedule of contractual undiscounted cash flows for lease obligations
	June 30, 2023 $	June 30, 2022 $

Current	419,529	601,732
Long-term	2,404,964	4,312,247
Total	2,824,493	4,913,979
$
Less than one year	746,269
One to five years	2,096,968
More than five years	1,467,854
Total undiscounted lease obligation	4,311,091